UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL PERCENTAGES AS FOLLOWS:

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Private Company:

Consumer:
Ooma, Inc. a,b
Palo Alto, California
162,287 shares of Series
Series Alpha Preferred Stock	Oct. 2009	371,317	652,134	6.88%

Sonim Technologies, Inc. a,b
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	208,449	2.19%

Sonim Technologies, Inc. a,b
San Mateo, California
440,312 shares of
Series A Preferred Stock	Nov. 2012	174,794	312,286	3.30%
Total Consumer		713,291	1,172,869	12.37%

Healthcare:
Clinipace, Inc. a,b
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	1,405,434	14.83%

Information Technology:
Stoke, Inc. a,b
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	43,425	0.46%

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Information Technology:
Stoke, Inc. a,b
Santa Clara, California
7,645 shares of
Series F Preferred Stock	Jan 2014	25,000	4,343	0.04%
		275,001	47,768	0.50%
Medical Technology:
Lineagen, Inc. a,b
Salt Lake City, Utah
12,000 shares of
Common stock	Jul. 2011	-	12,000	0.13%

Lineagen, Inc. a,b
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	336,117	3.55%

Lineagen, Inc. a,b
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	150,000	150,000	1.58%
Total Medical Technology		450,000	498,117	5.26%

Semiconductor:
GainSpan Corporation a,b
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	312,500	3.30%

GainSpan Corporation a,b
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	156,292	1.65%

GainSpan Corporation a,b
San Jose, California
70,263 shares of
Series E Preferred Stock	Jan. 2014	69,896	70,263	0.74%

Luxtera, Inc. a,b
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	106,304	1.12%

Magnum Semiconductor, Inc. a,b
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	161,063	1.70%

Magnum Semiconductor, Inc. b
Milpitas, California
Convertible Promissory Note
Principal of $2,207,
8.00%, 12/31/2015	Oct. 2013	2,207	2,326	0.03%

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Quantenna Communications, Inc. a,b
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	513,840	5.42%

Quantenna Communications, Inc. a,b
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	182,858	1.93%

Quantenna Communications, Inc. a,b
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	69,524	0.73%

Quantenna Communications, Inc. a,b
Fremont, California
323,534 shares of
Series G Preferred Stock	Feb. 2014	87,581	87,810	0.93%
Total Semiconductor		1,276,907	1,662,780	17.55%

Software:
Clustrix, Inc. a,b
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	9,667	0.10%

KnowledgeTree, Inc. a,b
Raleigh, North Carolina
59,695 shares of
Series B Preferred Stock	Jun. 2012	250,002	250,002	2.64%

KnowledgeTree, Inc. a,b
Raleigh, North Carolina
9,425 shares of
Series B1 Preferred Stock	Jan. 2014	39,472	39,472	0.42%

KnowledgeTree, Inc. b
Raleigh, North Carolina
Convertible Promissory Note
Principal of $39,472,
6.00%, 3/31/2015	Sep 2014	39,472	39,542	0.42%

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Kontiki, Inc. a,b
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	22,264	0.23%

Kontiki, Inc. a,b
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	130,000	1.37%

Kontiki, Inc. a,b
Sunnyvale, California
837,247 shares of
Series C Preferred Stock	Jan. 2012	297,310	326,527	3.45%

Posit Science Corporation a,b
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	81,051	0.86%

Posit Science Corporation a,b
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	21,572	0.23%

Sailthru, Inc. a,b
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	299,999	801,248	8.46%

SugarSync, Inc. a,b
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	81,008	0.85%

SugarSync, Inc. a,b
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	350,000	3.69%

SugarSync, Inc. a,b
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,001	68,001	0.72%

SugarSync, Inc. b
San Mateo, California
Convertible Promissory Note
Principal of $127,400,
4.00%, 11/15/2013	May 2013	127,400	133,153	1.40%

Univa Corporation a,b
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	489,021	5.16%

Univa Corporation b
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 1/31/2017	May 2014	22,616	22,813	0.24%
Total Software		2,788,280	2,865,341	30.24%

Total Private Company		6,003,479	7,652,309	80.75%

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.02% c		1,872,725	1,872,725	19.76%

Total Short-Term Investments		1,872,725	1,872,725	19.76%

Total Investments (United States)		7,876,204	9,525,034	100.51%

Liabilities in Excess of Other Assets			(48,470)	(0.51%)

Members' Capital			$9,476,564	100.00%

a	Non-income producing.
b	Portfolio holdings are subject to substantial restrictions as to resale.
c	The rate shown is the annualized 7-day yield as of September 30, 2014.

The cost and fair value of restricted Private Company Investments are $6,003,479 and $7,652,309, respectively.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Private Company*
Convertible Promissory Notes	$-	$-	$197,834	$197,834
Preferred Stock	-	-	7,329,493	7,329,493
Common Stock	-	-	124,982	124,982
Total Private Company	-	-	7,652,309	7,652,309
Short-Term Investments	1,872,725	-	-	1,872,725
Total	$1,872,725	$-	$7,652,309	$9,525,034

*	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

There were no transfers among Levels 1, 2 and 3 during the period ended September 30, 2014. Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2014	$246,030	$6,819,120	$123,607	$7,188,757
Net Realized Gain (Loss)	-	(3,276)	-	(3,276)
Change in Unrealized Appreciation	(87,668)	489,531	1,375	403,238
Gross Purchases	39,472	33,017	-	72,489
Gross Sales	-	(8,899)	-	(8,899)
Balance as of September 30, 2014	$197,834	$7,329,493	$124,982	$7,652,309

Change in unrealized appreciation attributable to Level 3 investments held as of the reporting date is $412,248.

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of September 30, 2014:

Type of Investment	Fair Value as of September 30, 2014	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$197,834	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	3,587,905	Market Comparable Companies	Forward Revenue Multiple	3.20x	1.91x – 6.16x	Increase
			Discount Rate	15.78%	0 – 35%	Decrease
	3,741,588	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Common Stock	90,718	Market Comparable Companies	Forward Revenue Multiple	3.83x	1.94x – 5.98x	Increase
			Discount Rate	13.56%	0 – 15%	Decrease
	34,264	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Investments	$7,652,309

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been approved by and are subject to continued oversight by the Fund's Board of Managers (the “Board”). The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	12/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	12/1/14

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	12/1/14

* Print the name and title of each signing officer under his or her signature.